Other disclosures - Commitments - Contractual obligations not recognised in the balance sheet (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Leases	kr 2,197	kr 1,846
Research and development obligations	21,913	13,570
Research and development - potential milestone payments	28,545	5,387
Commercial product launch - potential milestone payments	12,952	7,598
Purchase obligations relating to investments in property, plant and equipment	5,915	3,123
Purchase obligations relating to contract manufacturers	33,107	13,362
Other purchase obligations	13,039	19,766
Total obligations not recognised in the balance sheet	117,668	64,652
Current
Disclosure of contingent liabilities [line items]
Leases	144	205
Research and development obligations	8,678	5,988
Research and development - potential milestone payments	1,234	376
Commercial product launch - potential milestone payments	0	0
Purchase obligations relating to investments in property, plant and equipment	4,222	1,696
Purchase obligations relating to contract manufacturers	6,315	3,537
Other purchase obligations	7,151	15,225
Total obligations not recognised in the balance sheet	27,744	27,027
Non-current
Disclosure of contingent liabilities [line items]
Leases	2,053	1,641
Research and development obligations	13,235	7,582
Research and development - potential milestone payments	27,311	5,011
Commercial product launch - potential milestone payments	12,952	7,598
Purchase obligations relating to investments in property, plant and equipment	1,693	1,427
Purchase obligations relating to contract manufacturers	26,792	9,825
Other purchase obligations	5,888	4,541
Total obligations not recognised in the balance sheet	kr 89,924	kr 37,625